Share-based Payments - Summary of Impact of Changes on Stock Options Expense for Options Granted (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 176	€ 122	€ 88
Volatility Decreased by 10%
Stock option expense increase (decrease) under the following assumption changes
Volatility increase (decrease) by 10%	(9)
Volatility Increase by 10%
Stock option expense increase (decrease) under the following assumption changes
Volatility increase (decrease) by 10%	9
Expected Life Decrease by 1 Year
Stock option expense increase (decrease) under the following assumption changes
Expected life decrease by 1 year	(6)
Expected Life Increase by 1 Year
Stock option expense increase (decrease) under the following assumption changes
Expected life decrease by 1 year	5
Options Granted in 2020
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 30